Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Cash and bank accounts	4,693	5,309
Short-term bank deposits	24,125	44,427
Net Cash and cash equivalents	28,818	49,737

As of June 30, 2025, net cash and cash equivalents decreased by €20.9 million as compared to December 31, 2024.

The short-term bank deposits correspond exclusively to term deposit transactions that have been settled in July 2025.